RELATED PARTY TRANSACTIONS	2 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS

17.	RELATED PARTY TRANSACTIONS

During the transition period ended December 31, 2023 and the years ended October 31, 2023, 2022, and 2021, the Company incurred the following related party transactions:

17.1	Transactions with the CEO

Through its wholly owned subsidiary, GRU Properties, LLC, the Company leased a property located in Trail, Oregon (“Trail”) owned by the Company’s President and CEO. The lease was extended during the year ended October 31, 2021, with a term through December 31, 2025. Lease charges of $24,000 were incurred for the transition period ended December 31, 2023 (October 31, 2023 - $72,000; October 31, 2022 – $72,000; October 31, 2021 - $72,000). The lease liability balance for Trail at December 31, 2023, was $129,401 (October 31, 2023 - $139,014; October 31, 2022 - $193,312).

During the year ended October 31, 2021, the Company leased a property which is beneficially owned by the CEO and is located in Medford, Oregon (“Lars”) with a term through June 30, 2026. Lease charges of $31,827 (October 31, 2023 - $190,035; October 31, 2022 - $184,500; October 31, 2021 - $60,000) were incurred for the transition period ended December 31, 2023. The lease liability for Lars at December 31, 2023, was $445,708 (October 31, 2023 - $470,134; October 31, 2022 - $607,900).

During the year ended October 31, 2021, the CEO leased equipment to the Company, which had a balance due of $nil at December 31, 2023 (October 31, 2023 – $nil). Payments of $nil were made against the equipment leases during the year ended October 31, 2023 (October 31, 2023 - $9,971; October 31, 2022 - $28,871; October 31, 2021 - $17,802).

Leases liabilities payable to the CEO were $575,109 in aggregate at December 31, 2023 (October 31, 2023 - $609,148; October 31, 2022 - $810,645).

The CEO earns a royalty of 2.5% of sales of flower produced at Trail through December 31, 2021, at which time the royalty terminated. The CEO earned royalties of $nil during the transition period ended December 31, 2023 and the year ended October 31, 2023 (October 31, 2022 - $305; October 31, 2021 - $19,035).

During the year ended October 31, 2022, the Company settled $62,900 in long-term liabilities due to the CEO as part of the CEO’s total $300,000 subscription to a non-brokered private placement of common shares (Note 12.3). During the year ended October 31, 2021, the Company settled $162,899 in long-term accrued liabilities due to the CEO by way of a payment of $62,899 and $100,000 attributed to the CEO’s subscription to a non-brokered private placement on February 5, 2021.

During the year ended October 31, 2023, the Company, through GR Unlimited, acquired 87% of the membership units of Canopy from the CEO. All payments necessary for GR Unlimited to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests.

17.2	Transactions with Spouse of the CEO

During the transition period ended December 31, 2023, the Company incurred expenses of $24,039 (October 31, 2023 - $98,846; October 31, 2022 - $60,000’ October 31, 2021 - $58,020) for salary paid to the spouse of the CEO. At December 31, 2023, accounts and accrued liabilities payable to this individual were $3,846 (October 31, 2023 - $2,692; October 31, 2022 - $1,154). The spouse of the CEO was granted 500,000 options during the year ended October 31, 2023.

17.3	Transactions with Key Management Personnel

Key management personnel consists of the President and CEO; the Senior Vice President of GR Unlimited (formerly the CFO of GR Unlimited); the former Chief Market Officer (“CMO”); the former Chief Operating Officer (“COO”)*; the Chief Accounting Officer (“CAO”)**; the Michigan General Manager (“GM”); and the CFO of the Company. The compensation to key management is presented in the following table:

	December 31, 2023	October 31, 2023	October 31, 2022	October 31, 2021
	$	$	$	$
Salaries and consulting fees	240,105	880,195	1,118,694	875,058
Share-based compensation	-	-	13,043	70,040
Stock option expense	32,894	161,422	20,082	64,436
Total	272,999	1,041,617	1,151,819	1,009,534

*	COO was appointed subsequent to April 30, 2021, and was paid and compensated prior to appointment; compensation for the year ended October 31, 2021, is included in the table above for comparability to past and ongoing expenses. COO’s final date of employment was December 27, 2021.
**	CAO was promoted to CFO in September 2021.

Stock options granted to key management personnel and close family members of key management personnel include the following. During the transition period ended December 31, 2023, no options were granted to key management personnel. During the year ended October 31, 2023, 1,500,000 options were granted to the CEO; 750,000 options were granted to the CFO; 750,000 options were granted to the SVP; and 175,000 options to the GM. During the year ended October 31, 2022, no options were granted to key management personnel. During the year ended October 31, 2021: 500,000 options were granted to the COO, which expired following the COO’s resignation. Subsequent to the two months ended December 31, 2023, options of 1,500,000 were exercised into common shares by the SVP.

During the year ended October 31, 2023, 1,250,000 stock options were granted to three Board of Directors.

During the year ended October 31, 2023, the SVP purchased December Convertible Debentures with a principal balance of $50,000 and was issued 167,912 December Warrants. Subsequent to the two months ended December 31, 2023, the SVP converted the $50,000 convertible debentures and exercised the 167,912 December Warrants. This resulted in the issuance of 336,775 common shares at a price of CAD$0.20 per share in accordance with the December Convertible Debenture, in addition to the issuance of 167,912 common shares at an exercise price of $0.25 CAD per common share upon the exercise of the December Warrants.

During the year ended October 31, 2023, the Company issued 200,000 shares to the GM, which represented a portion of consideration for the acquisition of Golden Harvests (Note 5 and 12.1).

Compensation to the Board of Directors during the transition period ended December 31, 2023 was $3,000 (October 31, 2023 - $18,000; October 31, 2022 - $18,000 and common share issuances of 273,750 common shares with a fair value of $20,562; October 31, 2021 - fees of $18,000 and common share issuances of 100,908 common shares with a fair value of $14,187).

Through its subsidiary, Golden Harvests, the Company leased Morton, owned by the Company’s GM, and is located in Michigan, with a lease term through January 2026. Lease charges of $32,000 (October 31, 2023 - $180,000; October 31, 2022 - $152,000) were incurred during the transition period ended December 31, 2023. The lease liability of Morton at December 31, 2023 was $350,668 (October 31, 2023 - $377,043; October 31, 2022 - $428,476).

Through its subsidiary, Golden Harvests, the Company also leased Morton Annex, located in Michigan, which is owned by the Company’s GM. The lease term was extended during the year ended October 31, 2023, through November 2023. Lease charges of $330,000 (October 31, 2023 - $740,000; October 31, 2022 - $330,000) were incurred during the transition period ended December 31, 2023. The lease liability of Morton Annex at December 31, 2023, was $239,871 (October 31, 2023 - $29,774; October 31, 2022 - $211,991).

Accounts payable, accrued liabilities, and lease liabilities due to key management at October 31, 2023, totaled $1,230,808 (October 31, 2023 - $1,118,763; October 31, 2022 - $1,587,700).

17.4	Debt balances and movements with related parties

The following table sets out portions of debt pertaining to related parties:

	CEO	Senior VP - GR Unlimited LLC	Director	COO	GM	Total
	$	$	$	$	$	$
Balance - October 31, 2021	65,539	131,078	196,617	163,750	358,537	915,521
Interest	24,621	49,242	73,863	1,250	62,863	211,839
Payments	(43,361)	(86,717)	(130,076)	(165,000)	(61,400)	(486,554)
Balance - October 31, 2022	46,799	93,603	140,404	-	360,000	640,806
Interest	15,649	31,297	46,947	-	64,800	158,693
Payments	(55,778)	(111,555)	(167,333)	-	(64,800)	(399,466)
Balance - October 31, 2023	6,670	13,345	20,018	-	360,000	400,033
Interest	399	794	1,190		10,800	13,183
Payments	(7,069)	(14,139)	(21,208)	-	(10,800)	(53,216)
Balance - December 31, 2023	-	-	-	-	360,000	360,000

Pursuant to the loan and related agreements transacted during the year ended October 31, 2020, the CEO, CFO of GR Unlimited LLC, and a director obtained 5.5%; 1%; and 2.5% ownership interests in GR Michigan LLC, respectively; third parties obtained 4% as part of the agreements, such that GR Michigan has a 13% non-controlling interest (Note 23.2). These parties, except the CEO, obtained the same interests in Canopy; the CEO obtained 92.5% of Canopy (Note 23.3); all payments necessary for the Company to exercise its option to acquire 87% of Canopy were equal to payments made by Canopy to purchase a controlling 60% interest of Golden Harvests. Interest payments of $10,800 were made on the business acquisition consideration payable of $360,000 for the two months ended December 31, 2023 ($59,400 for the year ended October 31, 2023). (Alse see Note 5.1).

17.5

On November 23, 2020, a director, prior to his directorship, purchased 6.25 newly issued equity units of Grown Rogue Distribution, LLC for $250,000, out of the total of 11.875 such units issued during the year ended October 31, 2021. On April 30, 2021, the Company purchased these units for consideration of 1,953,125 common shares with a fair value of $349,809.

17.6	Related party subscriptions to February 5, 2021, non-brokered private placement

The following table sets out related party subscriptions to the February 5, 2021, non-brokered private placement:

	Subscription amount ($)	Shares	Warrants
Chief Operating Officer	125,000	1,000,000	1,000,000
Chief Financial Officer of GR Unlimited	250,000	2,000,000	2,000,000
Chief Executive Officer	200,000	1,600,000	1,600,000
PBIC	250,000	2,000,000	2,000,000
Total	825,000	6,600,000	6,600,000

17.7	On March 5, 2021, under the Offering, PBIC invested proceeds of $394,546 which resulted in the issuance to PBIC of 2,444,444 common shares and 2,444,444 warrants to purchase common shares. Each warrant is exercisable at CAD$0.30 for a period of two years.